Summary of Accounting Policies (Details Textual) - USD ($)	12 Months Ended
	Apr. 30, 2015	Apr. 30, 2014
Summary of Accounting Policies [Abstract]
Lease term description	Our commercial property leases are for varied terms ranging from month-to-month to 3 years.
Deferred revenue		$ 4,800